NET INTEREST INCOME (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of interest income (expense) [text block] [Abstract]
Disclosure of interest income [text block]
	Weighted average effective interest rate
	2018%	2017%	2016%	2018 £m	2017 £m	2016 £m
Interest and similar income:
Loans and advances to customers	3.17	3.16	3.32	15,078	14,712	15,190
Loans and advances to banks	0.84	0.40	0.46	565	271	381
Debt securities held at amortised cost	1.60	1.29	1.47	66	43	56
Held-to-maturity investments		—	1.44		—	231
Interest receivable on financial assets held at amortised cost	2.87	2.81	2.83	15,709	15,026	15,858
Financial assets at fair value through other comprehensive income	1.98			640
Available-for-sale financial assets		1.96	1.88		980	762
Total interest and similar income[1]	2.82	2.73	2.77	16,349	16,006	16,620
Interest and similar expense:
Deposits from banks, excluding liabilities under sale and
repurchase transactions	1.39	1.18	0.65	(117)	(80)	(68)
Customer deposits, excluding liabilities under sale and
repurchase transactions	0.53	0.49	0.69	(1,813)	(1,722)	(2,520)
Debt securities in issue[2]	0.27	0.37	0.94	(234)	(266)	(799)
Subordinated liabilities	7.63	7.93	8.35	(1,388)	(1,481)	(1,864)
Liabilities under sale and repurchase agreements	0.96	0.58	0.46	(245)	(110)	(38)
Interest payable on liabilities held at amortised cost	0.79	0.79	1.07	(3,797)	(3,659)	(5,289)
Amounts payable to unitholders in consolidated
open-ended investment vehicles	(6.07)	9.15	10.85	844	(1,435)	(2,057)
Total interest and similar expense[3]	0.60	1.06	1.44	(2,953)	(5,094)	(7,346)
Net interest income				13,396	10,912	9,274
1	Includes £31 million (2017: £12 million; 2016: £nil) of interest income on liabilities with negative interest rates.

2	The impact of the Group’s hedging arrangements is included on this line; excluding this impact the weighted average effective interest rate in respect of debt securities in issue would be 2.68 per cent (2017: 2.43 per cent; 2016: 2.70 per cent).

3	Includes £10 million (2017: £50 million; 2016: £51 million) of interest expense on assets with negative interest rates.